BlackRock Long-Horizon Equity Fund

(the “Fund”)

Supplement dated February 28, 2018 to

the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”),

each dated February 28, 2018

Until March 1, 2018, the section of the Summary Prospectus entitled “Key Facts About BlackRock Long-Horizon Equity Fund — Portfolio Managers” and the section of the Prospectus entitled “Fund Overview — Key Facts About BlackRock Long-Horizon Equity Fund — Portfolio Managers” are deleted in their entirety and replaced with the following:

Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Stuart Reeve	2016	Managing Director of BlackRock, Inc.
Andrew Wheatley-Hubbard, CFA	2016	Director of BlackRock, Inc.

Until March 1, 2018, the section of the Prospectus entitled “Details About the Fund — How the Fund Invests — About the Portfolio Management Team of the Fund” is deleted in its entirety and replaced with the following:

ABOUT THE PORTFOLIO MANAGEMENT TEAM OF THE FUND
The Fund is managed by a team of financial professionals. Stuart Reeve and Andrew Wheatley-Hubbard, CFA are the Fund’s portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Fund — Portfolio Manager Information” for additional information about the portfolio management team.

Until March 1, 2018, the section of the Prospectus entitled “Management of the Fund — Portfolio Manager Information” is deleted in its entirety and replaced with the following:

Portfolio Manager Information

Information regarding the portfolio managers of the Fund is set forth below. Further information regarding the portfolio managers, including other accounts managed, compensation, ownership of Fund shares, and possible conflicts of interest, is available in the Fund’s SAI.

The Fund is managed by a team of financial professionals. Stuart Reeve and Andrew Wheatley-Hubbard, CFA are the Fund’s portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund.

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Stuart Reeve	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2016	Managing Director of BlackRock, Inc. since 2012; Director of BlackRock, Inc. from 2006 to 2011.
Andrew Wheatley-Hubbard, CFA	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2016	Director of BlackRock, Inc. since 2016; Vice President of BlackRock, Inc. from 2012 to 2015; Associate of BlackRock, Inc. from 2010 to 2011; Analyst of BlackRock, Inc. from 2007 to 2009.

Until March 1, 2018, the first paragraph in the section of the SAI entitled “Management and Advisory Arrangements — Information Regarding the Portfolio Managers” is deleted in its entirety and replaced with the following:

Stuart Reeve and Andrew Wheatley-Hubbard, CFA are the Fund’s portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio.

Until March 1, 2018, the table in the subsection of the SAI entitled “Management and Advisory Arrangements — Information Regarding the Portfolio Managers — Other Funds and Accounts Managed” is deleted in its entirety and replaced with the following:

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Stuart Reeve	6 $5.69 Billion	16 $4.14 Billion	6 $1.05 Billion	0 $0	0 $0	0 $0
Andrew Wheatley-Hubbard, CFA	5 $5.69 Billion	16 $4.14 Billion	6 $1.05 Billion	0 $0	0 $0	0 $0

Until March 1, 2018, the table in the subsection of the SAI entitled “Management and Advisory Arrangements — Information Regarding the Portfolio Managers — Discretionary Incentive Compensation” is deleted in its entirety and replaced with the following:

Portfolio Manager	Benchmark
Stuart Reeve	MSCI World Net TR Index 100% USD Hedged; FTSE World ex UK; MSCI All Country World Index (Net Total Return); MSCI World Gross TR Index in HKD; MSCI World NET TR in GBP Index; MSCI All Country World ex US — Net Return; MSCI World Net TR Index in JPY; 70% MSACWLDNET / 30% LIBOR_3MO Index; MSCI EAFE Index (Net Total Return); MSCI All Country World Net TR Index 100% USD Hedged Index in JPY; Morningstar Foreign Large Blend; 70% MSACWLDNET / 30% LIBOR_3MO Index; MSCI AC World Index (NDR); Morningstar World Stock; LIPPER Global Equity Income Funds; Morningstar Global Equity Income; MS Investment Association Global Classification Equity Income; Morningstar Global Large-Cap Blend Equity; MSCI EAFE Index (Net Total Return)
Andrew Wheatley-Hubbard, CFA	MSCI World Net TR Index 100% USD Hedged; FTSE World ex UK; MSCI All Country World Index (Net Total Return); MSCI World Gross TR Index in HKD; MSCI World NET TR in GBP Index; MSCI All Country World ex US — Net Return; MSCI World Net TR Index in JPY; 70% MSACWLDNET / 30% LIBOR_3MO Index; MSCI EAFE Index (Net Total Return); MSCI All Country World Net TR Index 100% USD Hedged Index in JPY; Morningstar Foreign Large Blend; 70% MSACWLDNET / 30% LIBOR_3MO Index; MSCI AC World Index (NDR); Morningstar World Stock

Until March 1, 2018, the first paragraph and accompanying table in the subsection of the SAI entitled “Management and Advisory Arrangements — Information Regarding the Portfolio Managers — Fund Ownership” are deleted in their entirety and replaced with the following:

Fund Ownership

As of October 31, 2017, the Fund’s most recently completed fiscal year end, the dollar range of securities beneficially owned by each portfolio manager in the Fund is shown below:

Portfolio Manager	Dollar Range of Equity Securities Beneficially Owned[1]
Stuart Reeve	$100,001-$500,000
Andrew Wheatley-Hubbard, CFA	$10,001-$50,000

[1]	Includes securities attributable to participation in certain deferred compensation and retirement programs.

Until March 1, 2018, the first paragraph under the subsection of the SAI entitled “Management and Advisory Arrangements — Information Regarding the Portfolio Managers — Portfolio Manager Potential Material Conflicts of Interest” is deleted in its entirety and replaced with the following:

BlackRock has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to the Fund, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the Fund. In addition, BlackRock, its affiliates and significant shareholders and any officer, director, shareholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to the Fund. BlackRock, or any of its affiliates or significant shareholders, or any officer, director, shareholder, employee or any member of their families may take different actions than those recommended to the Fund by BlackRock with respect to the same securities. Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock’s (or its affiliates’ or significant shareholders’) officers, directors or employees are directors or officers, or companies as to which BlackRock or any of its affiliates or significant shareholders or the officers, directors and employees of any of them has any substantial economic interest or possesses material nonpublic information. Certain portfolio managers also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for the Fund. It should also be noted that Messrs. Reeve and Wheatley-Hubbard may be managing hedge fund and/or long only accounts, or may be part of a team managing hedge fund and/or long only accounts, subject to incentive fees. Messrs. Reeve and Wheatley-Hubbard may therefore be entitled to receive a portion of any incentive fees earned on such accounts.

Shareholders should retain this Supplement for future reference.

PR2SAI-LHE-0218SUP

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